Short-Term Investment (Tables)	6 Months Ended
Apr. 30, 2023
Short-term Investment [Abstract]
Schedule of fair value of common shares held
	October 31, 2022	Additions	Unrealized loss	April 30, 2023

Medigus Ltd. – Shares	$193,750	$-	$(58,749)	$135,001